Document and Entity Information	Dec. 04, 2020
Cover [Abstract]
Entity Registrant Name	CTI BIOPHARMA CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000891293
Document Type	8-K
Document Period End Date	Dec. 04, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-28386
Entity Tax Identification Number	91-1533912
Entity Address, Address Line One	3101 Western Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	(206)
Local Phone Number	282-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CTIC
Entity Emerging Growth Company	false